Redeemable Noncontrolling Interests (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Noncontrolling Interest [Abstract]
Beginning Balance	$ 119,440	¥ 773,706	¥ 0	¥ 0
Acquisition of Aipu Group (Note 4)			748,040	0
Current profit	3,762	24,373	17,816	0
Increase (decrease) in accretion of redeemable noncontrolling interests	(1,212)	(7,850)	7,850	0
Ending Balance	$ 121,990	¥ 790,229	¥ 773,706	¥ 0